Commitments and Contingencies (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies (Textual)
Lease expiration period	Various dates through 2016.
Period of renewal option of agreements	Ranging from one to five years.
Lease rental expenses	$ 245,812	$ 62,890	$ 174,513	$ 59,104